Notes to the cash flow statement	12 Months Ended
Dec. 31, 2022
Notes To The Cash Flow Statement [Abstract]
Notes to the cash flow statement
25. Notes to the cash flow statement

	Note	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Operating (loss) / profit		(10.1)	7.1	17.3	10.4
Adjustments for:
Depreciation of property, plant and equipment	14	15.0	11.0	4.3	7.3
Depreciation of right-of-use assets	15	11.5	9.1	3.8	6.7
Amortization of intangible assets	13	26.4	20.9	7.9	15.7
Impairment of intangible assets	13	1.0	3.8	—	14.9
Impairment of asset held for sale	8	18.3	—	—	—
Loss on disposal of property, plant and equipment	14	—	0.5	0.2	—
Loss on disposal of right of use asset		0.6	—	—	—
Derivative financial instruments at fair value through profit or loss	6	0.2	—	(0.4)	—
Research and development expenditure credit	6	(2.0)	(2.5)	(0.7)	(1.5)
Share-based payments charge	27	23.3	17.9	7.3	9.3
Unrealized currency translation (gains) / losses		(1.3)	0.4	1.0	(1.4)
Operating cash flows before movements in working capital		82.9	68.2	40.7	61.4

Increase in inventories		(7.4)	(6.2)	(3.5)	(1.1)
(Increase) / decrease in receivables		(33.3)	4.0	(7.7)	2.7
(Decrease) / increase in payables		(6.2)	6.2	3.6	2.4

Cash generated from operations		36.0	72.2	33.1	65.4

Analysis of changes in net debt

	Cash and cash equivalents £m	Lease liabilities* £m	Borrowings* £m	Net debt £m
At 1 January 2021	211.9	(117.0)	—	94.9
Additions to leases	—	(4.1)	—	(4.1)
Cash flow	(117.2)	10.3	(120.0)	(226.9)
Foreign exchange and other non-cash movements	0.4	0.3	0.8	1.5

At 31 December 2021	95.1	(110.5)	(119.2)	(134.6)
Additions to leases	—	(1.2)	—	(1.2)
Cash flow	(11.2)	13.4	—	2.2
Foreign exchange and other non-cash movements	5.1	(6.0)	(0.4)	(1.3)

At 31 December 2022	89.0	(104.3)	(119.6)	(134.9)

Total financial liabilities included within net debt comprise those items marked * and amount to £223.9m (31 December 2021: £229.7m).
Liabilities arising from financing activities comprise the Group’s RCF (as set out in note 22) and lease liabilities (as set out in note 15).